Average Annual Total Returns		12 Months Ended	14 Months Ended	18 Months Ended	21 Months Ended	26 Months Ended		27 Months Ended	34 Months Ended	35 Months Ended	38 Months Ended	39 Months Ended		43 Months Ended	44 Months Ended		48 Months Ended	52 Months Ended
	Oct. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Simplify Aggregate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.61%								0.20%
Performance Inception Date	Feb. 14, 2022
Simplify Aggregate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.94%)								(2.64%)
Simplify Aggregate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.92%								(1.05%)
Simplify Aggregate Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.19%								1.18%
Simplify Bitcoin Strategy PLUS Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		90.53%						85.63%
Performance Inception Date	Sep. 29, 2022
Simplify Bitcoin Strategy PLUS Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		67.05%						65.39%
Simplify Bitcoin Strategy PLUS Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		51.64%						58.13%
Simplify Bitcoin Strategy PLUS Income ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.16%						23.23%
Simplify Bitcoin Strategy PLUS Income ETF | Nasdaq Bitcoin Reference Price Index (USD) 09.29.22 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		78.20%						85.92%
Simplify Enhanced Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.77%					4.57%
Performance Inception Date	Oct. 27, 2022
Simplify Enhanced Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.48%)					1.15%
Simplify Enhanced Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.05%					2.06%
Simplify Enhanced Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%					5.01%
Simplify Enhanced Income ETF | Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.29%					10.44%
Simplify Enhanced Income ETF | ICE BofA 3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.68%					4.89%
Simplify Health Care ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.87%											6.04%
Performance Inception Date	Oct. 08, 2021
Simplify Health Care ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.74%											5.83%
Simplify Health Care ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.26%											4.59%
Simplify Health Care ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.16%											11.33%
Simplify Health Care ETF | MSCI USA IMI/Health Care Net (USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(5.66%)											1.15%
Simplify Hedged Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.32%									8.53%
Performance Inception Date	Nov. 01, 2021
Simplify Hedged Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.66%									7.56%
Simplify Hedged Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.82%									6.31%
Simplify Hedged Equity ETF | S&P 500 Index (reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.16%									10.10%
Simplify Hedged Equity ETF | Bloomberg US EQ:FI 60:40 Index (BMA) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%									5.01%
Simplify High Yield ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.62%								4.15%
Performance Inception Date	Feb. 14, 2022
Simplify High Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.47%								0.66%
Simplify High Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.06%								1.64%
Simplify High Yield ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%								0.20%
Simplify High Yield ETF | ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.24%								5.38%
Simplify Interest Rate Hedge ETF
Prospectus [Line Items]
Average Annual Return, Percent		36.46%														22.02%
Performance Inception Date	May 10, 2021
Simplify Interest Rate Hedge ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.38%														17.18%
Simplify Interest Rate Hedge ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.44%														16.25%
Simplify Interest Rate Hedge ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%														(0.57%)
Simplify Interest Rate Hedge ETF | ICE US Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.30%														(7.42%)
Simplify Intermediate Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent		(10.03%)										(16.90%)
Performance Inception Date	Sep. 27, 2021
Simplify Intermediate Term Treasury Futures Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(11.68%)										(18.03%)
Simplify Intermediate Term Treasury Futures Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(5.90%)										(12.55%)
Simplify Intermediate Term Treasury Futures Strategy ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%										(0.96%)
Simplify Intermediate Term Treasury Futures Strategy ETF | ICE US Treasury 20+ Year Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		0.30%										(9.75%)
Simplify MBS ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.19%	5.15%
Performance Inception Date	Nov. 06, 2023
Simplify MBS ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.24%)	2.79%
Simplify MBS ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.29%	2.94%
Simplify MBS ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%	7.25%
Simplify MBS ETF | Bloomberg U.S. Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent		6.52%	7.69%
Simplify Multi-QIS Alternative ETF
Prospectus [Line Items]
Average Annual Return, Percent		(0.19%)		1.47%
Performance Inception Date	Jul. 10, 2023
Simplify Multi-QIS Alternative ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.61%)		0.28%
Simplify Multi-QIS Alternative ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.11%)		0.63%
Simplify Multi-QIS Alternative ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%		4.90%
Simplify Multi-QIS Alternative ETF | ICE BofA 3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.68%		5.05%
Simplify Short Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent		(3.54%)				(2.96%)
Performance Inception Date	Nov. 14, 2022
Simplify Short Term Treasury Futures Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.51%)				(4.80%)
Simplify Short Term Treasury Futures Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(2.10%)				(2.99%)
Simplify Short Term Treasury Futures Strategy ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%				4.68%
Simplify Short Term Treasury Futures Strategy ETF | ICE US Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.26%				3.41%
Simplify Treasury Option Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.22%					5.74%
Performance Inception Date	Oct. 27, 2022
Simplify Treasury Option Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.51%					3.01%
Simplify Treasury Option Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.25%					3.23%
Simplify Treasury Option Income ETF | ICE BofA 3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.68%					4.89%
Simplify Treasury Option Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%					5.01%
Simplify Treasury Option Income ETF | Bloomberg 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.68%					4.89%
Simplify US Equity Plus Bitcoin Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent		37.07%												15.48%
Performance Inception Date	May 24, 2021
Simplify US Equity Plus Bitcoin Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		36.48%												14.53%
Simplify US Equity Plus Bitcoin Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.92%												11.76%
Simplify US Equity Plus Bitcoin Strategy ETF | S&P 500 Index (reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.16%												11.66%
Simplify US Equity PLUS Convexity ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.14%																11.14%
Performance Inception Date	Sep. 03, 2020
Simplify US Equity PLUS Convexity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.63%																10.67%
Simplify US Equity PLUS Convexity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.10%																8.63%
Simplify US Equity PLUS Convexity ETF | S&P 500 Index (reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.16%																14.62%
Simplify US Equity PLUS Downside Convexity ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.57%																8.47%
Performance Inception Date	Sep. 03, 2020
Simplify US Equity PLUS Downside Convexity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.02%																7.96%
Simplify US Equity PLUS Downside Convexity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.40%																6.45%
Simplify US Equity PLUS Downside Convexity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.16%																14.62%
Simplify US Equity PLUS Upside Convexity ETF
Prospectus [Line Items]
Average Annual Return, Percent		25.34%																13.85%
Performance Inception Date	Sep. 03, 2020
Simplify US Equity PLUS Upside Convexity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.85%																13.27%
Simplify US Equity PLUS Upside Convexity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.99%																10.80%
Simplify US Equity PLUS Upside Convexity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.16%																14.62%
Simplify Volatility Premium ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.17%													10.52%
Performance Inception Date	May 12, 2021
Simplify Volatility Premium ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.56%													5.00%
Simplify Volatility Premium ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.20%													5.66%
Simplify Volatility Premium ETF | S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.16%													12.47%
Simplify Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.97%			7.16%
Performance Inception Date	Mar. 27, 2023
Simplify Commodities Strategy No K-1 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.23%			5.81%
Simplify Commodities Strategy No K-1 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.22%			4.89%
Simplify Commodities Strategy No K-1 ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%			3.67%
Simplify Commodities Strategy No K-1 ETF | Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.77%			3.67%
Simplify Managed Futures Strategy ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.18%							10.93%
Performance Inception Date	Mar. 07, 2022
Simplify Managed Futures Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.72%							8.40%
Simplify Managed Futures Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.25%							7.49%
Simplify Managed Futures Strategy ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%							0.06%
Simplify Managed Futures Strategy ETF | SG CTA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(9.85%)							0.07%
Simplify Opportunistic Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.94%			6.78%
Performance Inception Date	Mar. 27, 2023
Simplify Opportunistic Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.87%			3.97%
Simplify Opportunistic Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.86%			3.97%
Simplify Opportunistic Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.08%			4.09%
Simplify Opportunistic Income ETF | ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.24%			10.71%
Simplify Opportunistic Income ETF | Bloomberg U.S. Universal Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		6.49%			4.78%
Simplify Propel Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent		(10.22%)			(7.71%)
Performance Inception Date	Mar. 27, 2023
Simplify Propel Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(15.63%)			(13.43%)
Simplify Propel Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(5.29%)			(7.66%)
Simplify Propel Opportunities ETF | S&P 500 Index (reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.16%			19.92%
Simplify Propel Opportunities ETF | MSCI USA IMI Health Care Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(5.66%)			1.61%
Simplify Volt TSLA Revolution ETF
Prospectus [Line Items]
Average Annual Return, Percent		149.20%															17.65%
Performance Inception Date	Dec. 29, 2020
Simplify Volt TSLA Revolution ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		148.60%															17.57%
Simplify Volt TSLA Revolution ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		88.35%															14.12%
Simplify Volt TSLA Revolution ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.16%															13.62%